Stock-Based Compensation - Schedule of Options Outstanding (Detail) shares in Millions, pure in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, Beginning balance	25	30
Number of options, Granted	3	4
Number of options, Exercised	(3)	(7)
Number of options' Expired	(1)	(1)
Number of options' Forfeited	(1)	(1)
Number of options, Ending balance | shares	23	25
Number of options, Exercisable, Ending balance	9	12
Weighted average exercise price, Beginning balance	$ 20.45	$ 19.80
Weighted average exercise price, Granted	24.52	24.56
Weighted average exercise price, Exercised	17.77	16.03
Weighted average exercise price, Expired	37.35	39.47
Weighted average exercise price, Forfeited	21.24	20.86
Weighted average exercise price, Ending balance	20.29	20.45
Weighted average exercise price, Exercisable, Ending balance	$ 18.08	$ 19.93